Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

13.Subsequent Events:

(a)	Quarterly Series A Preferred unit cash distribution: On January 21, 2025, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2024 to February 11, 2025. The cash distribution was paid on February 12, 2025, to all Series A preferred unitholders of record as of February 5, 2025.
(b)	Quarterly Series B Preferred unit cash distribution: On February 4, 2025, the Partnership’s Board of Directors declared a cash distribution of $0.677286319 per unit on its Series B Preferred Units for the period from November 22, 2024 to February 23, 2025. The cash distribution was paid on February 24, 2025, to all Series B preferred unitholders of record as of February 14, 2025.
(c)	Quarterly Common unit cash distribution: On February 6, 2025, the Board of Directors approved a quarterly cash distribution, for the quarter ended December 31, 2024, of $0.049 per common unit, which was paid on February 27, 2025, to all unitholders of record as of February 24, 2025.
(d)	Common units repurchase program: Following December 31, 2024 and up to April 8, 2025, the Partnership re-purchased 104,873 common units for a total amount of $398, pursuant to the Common Unit Repurchase Program (as defined above).